Operating Segment Information - Summary of Revenues by Geographical Area (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [Line Items]
Revenue	¥ 115,278	¥ 102,475	¥ 98,904
Domestic (the PRC, excluding Hong Kong, Macau and Taiwan) [Member]
Disclosure of geographical areas [Line Items]
Revenue	76,517	67,923	63,730
International [member]
Disclosure of geographical areas [Line Items]
Revenue	34,744	3,624	3,516
Regional (Hong Kong, Macau and Taiwan) [member]
Disclosure of geographical areas [Line Items]
Revenue	¥ 4,017	¥ 30,928	¥ 31,658